PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: Accumulated Depreciation	$ (2,613,100)	$ (1,667,572)	$ (942,207)
Property, Plant & Equipment, net	12,396,250	9,016,441	3,208,396
Plant [Member]
Property, Plant and Equipment, Gross	1,346,191	1,346,170	1,280,820
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	285,562	64,327	61,201
Equipment [Member]
Property, Plant and Equipment, Gross	12,957,646	8,862,018	905,830
Automobiles [Member]
Property, Plant and Equipment, Gross	419,951	411,498	391,497
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 5,300,951	$ 5,572,511	$ 1,511,255